11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jan. 31, 2026
Notes
11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	11.SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
	2026	2025	2024

Non-cash transactions were as follows:
Exploration and evaluation asset
included in accounts payable	$ 19,102	$ 48	$ 21